Property Plant and Equipment Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Land and land improvements	$ 728,396	$ 645,095
Mineral reserves and interests	461,587	430,884
Buildings	118,655	116,332
Machinery and equipment	2,575,340	2,511,222
Construction in progress	92,906	109,054
Gross property, plant and equipment	3,976,884	3,812,587
Less allowances for depreciation, depletion and amortization	(2,177,643)	(2,059,346)
Net property, plant and equipment	$ 1,799,241	$ 1,753,241